First Trust Nasdaq Semiconductor ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	99 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq US Smart Semiconductor(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.36%	17.62%	21.10%
Nasdaq US Benchmark(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.48%	14.04%	14.52%
Nasdaq US Benchmark Semiconductors(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		86.40%	38.28%	32.89%
First Trust Nasdaq Semiconductor ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.66%	16.88%	20.32%
Performance Inception Date	Sep. 20, 2016
First Trust Nasdaq Semiconductor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.44%	16.60%	20.00%
First Trust Nasdaq Semiconductor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.54%	13.54%	17.14%